Financial Instruments at Fair Value through Profit or Loss - Schedule of Financial Instruments at Fair Value Through Profit or Loss (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 332,724	$ 582,710
Financial instruments at fair value through profit or loss within three months	130,421	132,043
Chilean Central Bank And Government Security [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	50,743	21,369
Chilean Central Bank And Government Security [member] | Other Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		86,673
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	111	271
Foreign Financial Securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	232,083	432,178
Foreign Financial Securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	8,824	4,861
Investments in mutual funds [member] | Funds managed by related subsidiaries [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	39,842	35,017
Other Investment [member] | Other Financial instruments at fair value through profit loss [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 1,121	$ 2,341